SUPPLEMENT DATED MAY 4, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION FOR PRINCIPAL FUNDS, INC.

DATED MARCH 1, 2009

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

The assets of the following Funds have been acquired by other Funds of Principal Funds, Inc. and therefore cease to exist: Government & High Quality Bond, LargeCap Value II, MidCap Growth II, MidCap Value II, SmallCap Growth III, and SmallCap Value III.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

Effective May 1, 2009, the following sub-advisors began serving as sub-advisors for the following funds:

  Columbus Circle Investors manages a portion of the assets of the SmallCap Growth Fund I.
  Jacobs Levy Equity Management, Inc. manages a portion of the assets of the MidCap Growth Fund III.
  Los Angeles Capital Management and Equity Research, Inc. manages a portion of the assets of the SmallCap Value Fund II.

Sub-Advisory Agreements for the Funds
All other Funds

New fee schedules appear below:

	Net Asset Value of Fund
SmallCap Growth Fund I (CCI)	All Assets	0.50%

	Net Asset Value of Fund
MidCap Growth Fund III (Jacobs Levy)
	First $100 million	0.65%
	Next $400 million	0.50%
	Next $250 million	0.45%
	Over $750 million	0.40%

	Net Asset Value of Fund
SmallCap Value Fund II (LA Capital)
	First $100 million	0.50%
	Next $200 million	0.45%
	Over $300 million	0.35%

Custodian

The address for Bank of New York Mellon is One Wall Street, New York, NY 10286.

BROKERAGE ALLOCATION AND OTHER PRACTICES

In the table on page 100, replace the information for the MidCap Growth Fund III with the following: $351,376,085 (amount of transactions because of research services provided) and $236,535 (related commissions paid).

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Sub-Advisor: Goldman Sachs

Other Accounts Managed

				Total Assets
			Number of Accounts	Managed subject
			Managed subject to a	to a Performance
Portfolio Manager /	Total Number of	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Accounts Managed	($ billions)	Advisory Fee	($ billions)

Katinka Domotorffy
LargeCap Blend Fund I
Registered Investment Companies:	63	17.2	0	0
Other Pooled Investment Vehicles:	74	12.0	34	5.4
Other Accounts:	714	51.6	74	27.1

Ownership of Securities

At 12/31/2008, Ms. Domotorffy owned no shares of the LargeCap Blend Fund I.

Sub-Advisor: PGI (Fixed Income Portfolio Managers)

Other Accounts Managed

				Total Assets
			Number of Accounts	Managed subject
			Managed subject to a	to a Performance
Portfolio Manager /	Total Number of	Total Assets	Performance Based	Based Advisory Fee
Type of Accounts	Accounts Managed	($ billions)	Advisory Fee	($ billions)

Jon Taylor
Global Diversified Income Fund
Registered Investment Companies:	0	-	-	-
Other Pooled Investment Vehicles:	0	-	-	-
Other Accounts:	0	-	-	-

Ownership of Securities

At 12/31/2008, Mr. Taylor owned no shares of the Global Diversified Income Fund.